Activity in AROs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance	$ 19,878	$ 21,593
Revisions in estimated cash flows	296	(4,218)
Additional accruals	799	959
Foreign currency translation	(799)	526
Accretion	1,623	1,055
Disposals	(108)	(37)
Ending balance	$ 21,689	$ 19,878